The Company’s disaggregated revenues consist of the following for the three and nine months ended September 30, 2022 and 2021. (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 1,827,000	$ 1,095,000	$ 4,018,000	$ 4,308,000
Goods	1,827,000	1,095,000	4,018,000	4,308,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,827,000	1,095,000	4,018,000	4,308,000
Supplies [Member]
Disaggregation of Revenue [Line Items]
Goods	1,645,000	1,095,000	3,757,000	4,308,000
E V Chargers [Member]
Disaggregation of Revenue [Line Items]
Goods	182,000		261,000
North America [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,593,000	967,000	3,427,000	3,463,000
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	32,000	1,000	79,000	416,000
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 202,000	$ 127,000	$ 512,000	$ 429,000